Segments (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Segments (Details) [Line Items]
Intangible assets amortization		$ 2,931
Intangible assets	$ 144,695	19,292
Goodwill	46,246
Intangible assets		1,222
Goodwill		$ 1,226
Deferred tax liability	43,409
Redeemable preferred stock (in Shares)		10,000
Intangible assets	1,225
Redeemable preferred stock		$ 553,035
Intangible assets	1,226
GFHI Acquisitions [Member]
Segments (Details) [Line Items]
Intangible assets amortization	733	2,931
Intangible assets	17,009	17,009
Goodwill	19,788	19,788
Deferred tax liability		3,728
Goodwill		19,788
Micronet Consolidation [Member]
Segments (Details) [Line Items]
Intangible assets amortization		103
Tingo Transaction [Member]
Segments (Details) [Line Items]
Intangible assets amortization		2,416
Intangible assets		167,143
Goodwill		81,459
Goodwill		81,459
Deferred tax liability		50,143
GFHI Zongtong acquisitions [Member]
Segments (Details) [Line Items]
Deferred tax liability	2,784	$ 3,125
Tingo Mobile acquisition [Member]
Segments (Details) [Line Items]
Intangible assets amortization	7,248
Intangible assets	159,482
Goodwill	165,603
Intangible assets [Member]
Segments (Details) [Line Items]
Intangible assets	16,245
Intangible assets [Member] | GFHI Acquisitions [Member]
Segments (Details) [Line Items]
Goodwill	19,788
Redeemable Preferred Stock series B [Member]
Segments (Details) [Line Items]
Redeemable preferred stock (in Shares)		553,035,000
Series B Preferred Stock [Member]
Segments (Details) [Line Items]
Redeemable preferred stock (in Shares)		10,000
Redeemable preferred stock	553,035
Tingo Foods acquisition [Member]
Segments (Details) [Line Items]
Intangible assets amortization	3,078
Tingo Mobile acquisition [Member]
Segments (Details) [Line Items]
Deferred tax liability	$ 47,952